Shareholders' equity - Basic and Diluted Earnings Per Share Computation, Continued Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Net loss	$ (81,278)	$ (77,209)
Dilutive impact related to PSU plan	(2,717)	(5,580)
Diluted loss	$ (83,995)	$ (82,789)
Basic weighted average common shares (in shares)	217,245	265,091
Diluted weighted average common shares (in shares)	218,409	266,298
Earnings per share - continuing operations:
Basic (in dollars per share)	$ (0.37)	$ (0.29)
Diluted (in dollars per share)	$ (0.38)	$ (0.31)
Performance share units
Statement Line Items [Line Items]
Dilutive impact related to the PSU Plan (in shares)	1,164	1,207